STADION INVESTMENT TRUST

Stadion Managed Risk 100 Fund Class A Shares (ETFFX) Class C Shares (ETFYX) Class I Shares (ETFVX)	Stadion Defensive International Fund Class A Shares (STOAX) Class C Shares (STOGX) Class I Shares (STOIX)
Stadion Alternative Income Fund Class A Shares (TACFX) Class C Shares (TACCX)* Class I Shares (TACSX)	Stadion Tactical Growth Fund Class A Shares (ETFAX) Class C Shares (ETFCX) Class I Shares (ETFOX)
Stadion Trilogy Alternative Return Fund Class A Shares (STTGX) Class C Shares (STTCX) Class I Shares (STTIX)	Stadion Tactical Defensive Fund Class A Shares (ETFRX) Class C Shares (ETFZX) Class I Shares (ETFWX)

*	As of the date of this Prospectus, Class C Shares of the Stadion Tactical Income Fund have not commenced operations.

SUPPLEMENT

Dated June 4, 2015

This Supplement updates the following, as described below:

•	the Prospectus, dated April 30, 2015 (“Prospectus”), for the Stadion Managed Risk 100 Fund, Stadion Defensive International Fund, Stadion Alternative Income Fund, Stadion Tactical Growth Fund, Stadion Trilogy Alternative Return Fund and Stadion Tactical Defensive Fund (each a “Fund” and together the “Funds”), each a series of the Stadion Investment Trust (the “Trust”), and

•	the Statement of Additional Information, dated April 30, 2015 (“SAI”), for the Funds.

PROSPECTUS

The following changes are made to the Prospectus:
1. The section titled “Management of the Fund” on page 29 of the Prospectus is deleted in its entirety and replaced with the following:

MANAGEMENT OF THE FUND

Stadion Money Management, LLC is the Alternative Fund’s investment adviser.

The Adviser employs a team of investment professionals responsible for the day-to-day management of the Alternative Fund’s investments. Its members are:

Name	Title with the Adviser	Length of Service to the Fund
Brad A. Thompson, CFA	Chief Investment Officer	Since April 2012
Jonathan W. Weaver, CFA	Senior Portfolio Manager	Since May 2012
William McGough, CFA	Senior Vice President – Portfolio Management	Since June 2015
Clayton Shiver, CFA	Portfolio Manager	Since June 2015

2. The section titled “Management of the Fund” on page 36 of the Prospectus is deleted and replaced in its entirety and replaced with the following:

MANAGEMENT OF THE FUND

Stadion Money Management, LLC is the Income Fund’s investment adviser.

The Adviser employs a team of investment professionals responsible for the day-to-day management of the Income Fund’s investments. Its members are:

Name	Title with the Adviser	Length of Service to the Fund
Brad A. Thompson, CFA	Chief Investment Officer	Since December 2012
Jonathan W. Weaver, CFA	Senior Portfolio Manager	Since April 2015
Clayton Fresk, CFA	Portfolio Manager	Since June 2015
William McGough, CFA	Senior Vice President – Portfolio Management	Since June 2015

3. The section titled “Alternative Fund Portfolio Managers” on page 60 of the Prospectus is deleted in its entirety and replaced with the following:

The Alternative Fund is managed by a portfolio management team consisting of Brad A. Thompson, CFA, Jonathan W. Weaver, CFA, Clayton Shiver, CFA and William McGough, CFA. Each member of the portfolio management team is jointly and primarily responsible for the day-to-day management of the Fund. Mr. Thompson has been a member of the portfolio management team since the Alternative Fund’s inception in 2012; Mr. Weaver joined the portfolio management team in 2012 and Mr. Shiver and Mr. McGough joined the portfolio management team in 2015.

4. The section titled “Income Fund Portfolio Managers” on page 60 of the Prospectus is deleted in its entirety and replaced with the following:

The Income Fund is managed by a portfolio management team consisting of Brad A. Thompson, CFA, Jonathan W. Weaver, CFA, Clayton Fresk, CFA and William McGough, CFA. Each member of the portfolio management team is jointly and primarily responsible for the day-to-day management of the Fund. Mr. Thompson joined the portfolio management team in 2012 and Mr. Weaver, Mr. Fresk and Mr. McGough joined the portfolio management team in 2015.

5. The section titled “Additional Information Regarding Portfolio Managers” on page 60 of the Prospectus, the paragraph regarding Mr. David C. Pursell is deleted in its entirety and replaced with the following:

Clayton Shiver, CFA. Mr. Shiver serves as a Portfolio Manager for the Adviser since 2015 and as an analyst among other duties for the Advisor (and its predecessor) since 2009. He has a Bachelor of Business Administration Degree in Finance from the University of Georgia and also holds the Chartered Financial Analyst designation.

STATEMENT OF ADDITIONAL INFORMATION

The following changes are made to the SAI:

1. All references to Mr. David C. Pursell are deleted in their entirety.

2. Under the section entitled “Portfolio Managers” on page 35 of the SAI, the sub-sections entitled “Alternative Fund” and “Income Fund” are deleted in their entirety and replaced with the following:

PORTFOLIO MANAGERS.

Alternative Fund: A management team consisting of Brad A. Thompson, CFA, Jonathan W. Weaver, CFA, Clayton Shiver, CFA, and William McGough, CFA, is responsible for the day-to-day management of the portfolio.

Income Fund: A management team consisting of Brad A. Thompson, CFA, Jonathan W. Weaver, CFA, Clayton Fresk, CFA and William McGough, CFA, is responsible for the day-to-day management of the portfolio.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE